Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015 [1]
Current Assets:
Cash and cash equivalents	$ 219,308	$ 103,911
Short term investments - available for sale	84,412	85,990
Accounts receivable, net	403,667	409,165
Unbilled revenue	196,863	173,649
Other receivables	42,718	30,935
Prepayments and other current assets	39,339	36,128
Income taxes receivable	22,443	22,961
Total current assets	1,008,750	862,739
Other Assets:
Property, plant and equipment, net	151,375	150,218
Goodwill	626,657	588,434
Non-current other assets	13,667	11,591
Non-current income taxes receivable	12,577	11,362
Non-current deferred tax asset	23,895	26,738
Intangible assets	63,557	66,127
Total Assets	1,900,478	1,717,209
Current Liabilities:
Accounts payable	5,053	7,021
Payments on account	250,833	318,697
Other liabilities	188,207	231,879
Income taxes payable	13,868	14,203
Total current liabilities	457,961	571,800
Other Liabilities:
Non-current bank credit lines and loan facilities	401,417	348,306
Non-current other liabilities	22,317	12,224
Non-current government grants	958	959
Non-current income taxes payable	20,939	16,180
Non-current deferred tax liability	5,026	4,644
Shareholders' Equity:
Ordinary shares, par value 6 euro cents per share; 100,000,000 shares authorized, 55,827,713 shares issued and outstanding at September 30, 2016 and 54,958,912 shares issued and outstanding at December 31, 2015	4,697	4,679
Additional paid-in capital	427,120	383,395
Capital redemption reserve	715	715
Accumulated other comprehensive income	(64,532)	(61,636)
Retained earnings	623,860	435,943
Total Shareholders' Equity	991,860	763,096
Total Liabilities and Shareholders' Equity	$ 1,900,478	$ 1,717,209

[1]	The December 31, 2015 Balance Sheet has been retrospectively restated as required to reflect the requirements of new guidance in respect of the presentation of debt issue costs.